Annual Fund Operating Expenses - GEORGE PUTNAM FUND OF BOSTON	Jul. 31, 2025
Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.52%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.91%
Class C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.52%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	1.66%
Class M Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.52%
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	1.41%
Class R Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.52%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	1.16%
Class Y Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.52%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.66%
Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.52%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	0.69%
Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.52%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.60%